Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Land and improvements	$ 39,685	$ 40,912
Buildings and improvements	78,631	58,692
Machinery, equipment and other	167,435	137,124
Construction in progress	10,171	8,250
Total	295,922	244,978
Accumulated depreciation	(123,185)	(94,178)
Property, plant and equipment-net	$ 172,737	$ 150,800